Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following:

Three Months ended March 31, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(39)	$—	$(39)
Changes in retirement plans’ funded status	44	(6)	38
Foreign currency translation	(5)	—	(5)
Share of other comprehensive loss of entities using the equity method	(28)	—	(28)
Other comprehensive loss	$(28)	$(6)	$(34)

Three Months ended March 31, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(62)	$20	$(42)
Changes in retirement plans’ funded status	14	(3)	11
Foreign currency translation	55	—	55
Share of other comprehensive loss of entities using the equity method	(4)	—	(4)
Other comprehensive income	$3	$17	$20

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2013	49	(826)	(574)	(22)	(1,373)
Other comprehensive income (loss), before reclassifications	(26)	—	55	(4)	25
Amounts reclassified from other comprehensive income (loss)	(16)	11	—	—	(5)
Other comprehensive income (loss)¹	(42)	11	55	(4)	20
Balance, March 31, 2014	7	(815)	(519)	(26)	(1,353)

Balance, December 31, 2014	(117)	(1,105)	(448)	(66)	(1,736)
Other comprehensive income (loss), before reclassifications	(100)	16	(5)	(28)	(117)
Amounts reclassified from other comprehensive income (loss)	61	22	—	—	83
Other comprehensive income (loss)	(39)	38	(5)	(28)	(34)
Balance, March 31, 2015	$(156)	$(1,067)	$(453)	$(94)	$(1,770)

Schedule of Reclassification Out of Accumulated Other Comprehensive Income

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2015 and 2014 consisted of the following:

	Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations line
	Three Months Ended March 31,
	2015	2014
		(in millions)
Cash flow hedges	$4	$(4)	Net sales
	51	(13)	Cost of goods sold
	26	—	Other, net
	3	(7)	Interest expense
	(23)	8	Income taxes
	$61	$(16)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$28	$17	*
Amortization of prior service cost	(3)	(3)	*
	(3)	(3)	Income taxes
	$22	$11
Total reclassifications, net of tax	$83	$(5)
*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.